Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Israel	$ (74,754)	$ (120,835)	$ (170,138)
Foreign	(4,639)	(10,961)	(31,279)
Profit (loss) before the provision for income taxes	$ (79,393)	$ (131,797)	$ (201,417)